BUSINESS ACQUISITION (Details 1) - Winvest Group Ltd [Member]	Jun. 30, 2022 USD ($)
Cash and cash equivalents	$ 29,241
Other current assets	2,637
Total assets	31,878
Accounts payable	12,606
Due to related party	60,250
Total liabilities	72,856
Net liabilities assumed	$ 40,978